Debt - Finance Obligations/Debt Covenants (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 07, 2024	Dec. 31, 2011	Apr. 30, 2023	Apr. 24, 2022	Jun. 04, 2021
Debt Instrument [Line Items]
Interest rate					1.07%
Debt outstanding	$ 71,246		$ 37,255	$ 23,946
Notes Payable, Other Payables [Member]
Debt Instrument [Line Items]
Face amount	$ 1,270
Interest rate	10.00%
Debt term	5 years
Debt outstanding	$ 1,236
Notes Payable, Other Payables [Member] | Northbrook, Illinois Financing Obligation
Debt Instrument [Line Items]
Face amount		$ 7,000
Interest rate		8.15%
Debt term		15 years
Debt outstanding	$ 3,597		$ 3,995